GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL
Schedule of goodwill

	December 31,
	2025	2024
ICT Services in Argentina – Personal Network	4,405,108	4,405,108
ICT Services in Argentina – TMA Network	12,840	—
Other segments	26,050	31,628
	4,443,998	4,436,736

Summary of movements in goodwill

	December 31,
	2025	2024
At the beginning of the year	4,436,736	4,422,870
Increases (1)	12,840	30,208
Decreases (2)	(6)	—
Impairment (3)	(15,941)	—
Currency translation adjustments	10,369	(16,342)
At the end of the year	4,443,998	4,436,736
(1)	In 2025 corresponds to the acquisition of TMA. See Note 29. In 2024 corresponds to the acquisitions of TSMA and Manda.
(2)	Corresponds to the sale of Openxpand’s equity interest in May 2025.
(3)	Corresponds to the impairment on the goodwill of the Adesol CGU. See Note 3.m).